Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscriptions [Member]	Accumulated Deficit [Member]
Balance at Nov. 25, 2009
Balance (in shares) at Nov. 25, 2009
Member contributions	3,324	800	2,524
Member contributions (in shares)		800,288
Net loss	(5,555)				(5,555)
Balance at Dec. 31, 2009	(2,231)	800	2,524		(5,555)
Balance (in shares) at Dec. 31, 2009		800,288
Member contributions	44,900	10,810	34,090
Member contributions (in shares)		10,810,148
Member withdrawals	(3,000)	(722)	(2,278)
Member withdrawals (in shares)		(722,282)
Net loss	(38,600)				(38,600)
Balance at Dec. 31, 2010	1,069	10,888	34,336		(44,155)
Balance (in shares) at Dec. 31, 2010		10,888,154
Member contributions	62,835	15,128	47,707
Member contributions (in shares)		15,128,188
Net loss	(300,542)				(300,542)
Balance at Dec. 31, 2011	(236,638)	26,016	82,043		(344,697)
Balance (in shares) at Dec. 31, 2011		26,016,342
Member contributions	110,000	26,484	83,516
Member contributions (in shares)		26,483,658
Common stock of Canterbury	1,800,032	22,500	1,777,532
Common stock of Canterbury (in shares)		22,500,000
Stock subscriptions assumed in the merger	(434,507)			(434,507)
Extinguishment of related party payable	91,761		91,761
Issuance of warrants	25,565		25,565
Net loss	(2,362,922)				(2,362,922)
Balance at Dec. 31, 2012	(1,006,709)	75,000	2,060,417	(434,507)	(2,707,619)
Balance (in shares) at Dec. 31, 2012		75,000,000
Financing agreements	500,000	5,000	495,000
Financing agreements (in shares)		5,000,000
Recognition of shares issuable in exchange for assets acquired	4,408,945	6,528	4,402,417
Recognition of shares issuable in exchange for assets acquired (in shares)		6,527,778
Stock based compensation	24,961		24,961
Stock subscription receivable			1,500,000	(1,500,000)
Receipt of funds on stock subscriptions	1,934,507			1,934,507
Recognition of contingent beneficial conversion feature and warrants	893,871		893,871
Shares issued for services	327,108	1,269	325,839
Shares issued for services (in shares)		1,268,746
Net loss	(6,402,638)				(6,402,638)
Balance at Dec. 31, 2013	680,045	87,797	9,702,505		(9,110,257)
Balance (in shares) at Dec. 31, 2013		87,796,524
Extinguishment of related party payable	50,000
Stock based compensation	10,921		10,921
Shares issued for services	317,460	1,293	316,167
Shares issued for services (in shares)	1,293,344	1,293,334
Shares issued for conversion and settlement of debts	513,185	2,488	510,697
Shares issued for conversion and settlement of debts (in shares)		2,487,420
Equity instruments reclassified to derivative liabilities	(788,660)		(788,660)
Net loss	(10,212,016)				(10,212,016)
Balance at Mar. 31, 2014	$ (9,479,065)	$ 91,578	$ 9,751,630		$ (19,322,273)
Balance (in shares) at Mar. 31, 2014		91,577,278